PHILOTIMO FOCUSED GROWTH AND INCOME FUND

Schedule of Investments

June 30, 2024 (unaudited)

	Shares	Value
57.18% COMMON STOCKS
26.68% CONSUMER DISCRETIONARY
Ainsworth Game Technology Ltd.(A)	2,500,409	$1,517,896
Caesars Entertainment, Inc.(A)	120,000	4,768,800
Camping World Holdings, Inc. Class A	150,000	2,679,000
CDON AB(A)	300,477	3,671,269
Inspired Entertainment, Inc.(A)	305,616	2,796,386
Lazydays Holdings, Inc.(A)	3	8
Natuzzi S.p.A(A)
(ICE LIBOR USD 3 Month +1.500%)	330,648	1,620,175
The One Group Hospitality, Inc.(A)
(CME Term SOFR 3 Month +1.761610%)	393,975	1,674,394
The RealReal, Inc.(A)
(US Treasury Yield Curve Rate Constant Maturity 5 Year +2.404%)	1,400,744	4,468,373
		23,196,301
3.67% ENERGY
Chevron Corp.	10,000	1,564,200
Mammoth Energy Services, Inc.(A)
(CME Term SOFR 3 Month +3.781610%)	496,707	1,629,199
		3,193,399
7.40% FINANCIALS
EZCorp, Inc. Class A(A)	500,328	5,238,434
U.S. Global Investors, Inc.	456,885	1,192,470
		6,430,904
3.12%	HEALTH CARE
	biote Corp.(A)
	(US Treasury Yield Curve Rate Constant Maturity 5 Year +4.017%)	363,418	2,714,732
10.10%	INFORMATION TECHNOLOGY
	Data I/O Corp.(A)	327,401	903,627
	eGain Corp.(A)	560,459	3,536,496
	Intel Corp.	140,000	4,335,800
			8,775,923

PHILOTIMO FOCUSED GROWTH AND INCOME FUND

Schedule of Investments

June 30, 2024 (unaudited)

		Shares	Value
6.21%	REAL ESTATE
	Compass, Inc.(A)
	(US Treasury Yield Curve Rate Constant Maturity 5 Year +5.291%)	1,500,351	$5,401,264
57.18%	TOTAL COMMON STOCKS		49,712,523
1.87%	PREFERRED STOCK
1.87%	CONSUMER DISCRETIONARY
	Fossil Group, Inc. 7.000%	130,000	1,625,000
1.87%	TOTAL PREFERRED STOCK		1,625,000
39.99%	BONDS
26.58%	FINANCIALS
	Allstate Corp. 05/15/2057 6.500%	1,000,000	1,004,251
	Bank of America Corp. 11/02/2029 6.000%^
	(ICE LIBOR USD 3 Month +2.120%)	140,000	139,278
	Bank of Nova Scotia 01/27/2084 8.000%	2,000,000	2,058,700
	Citigroup Global Markets 03/19/2041 10.500%	120,000	73,092
	Citigroup Global Markets 10/01/2040 7.250%(A)	84,000	57,229
	Citigroup Global Markets 01/22/2035 0.000%(A)	300,000	202,350
	Citigroup, Inc. Perpetual 9.007%	353,000	352,110
	Citizens Financial Group, Inc. Perpetual 5.650%^
	(CME Term SOFR 3 Month +3.684610%)	500,000	485,500
	Citizens Financial Group, Inc. Perpetual 8.720%^
	(US Treasury Yield Curve Rate Constant Maturity 5 Year +5.313%)	1,555,000	1,527,861
	Comerica, Inc. Perpetual 5.625%	1,700,000	1,664,470
	EZCorp, Inc. 07/01/2024 2.875%(A)	1,424,000	1,530,075
	EZCorp, Inc. 05/01/2025 2.375%	1,000,000	964,789
	Farmers Exchange Capital 07/15/2028 7.050%^ 144A	1,000,000	1,026,070
	(US Treasury Yield Curve Rate Constant Maturity 5 Year +3.291%)

PHILOTIMO FOCUSED GROWTH AND INCOME FUND

Schedule of Investments

June 30, 2024 (unaudited)

	Shares	Value
Fifth Third Bancorp Perpetual 4.500%	1,000,000	$966,753
Fifth Third Bancorp Perpetual 8.626%^
(US Treasury Yield Curve Rate Constant Maturity 5 Year +4.215%)	560,000	553,941
Goldman Sachs Capital III Perpetual 6.378%^
(ICE LIBOR USD 3 Month +0.770%)	445,000	377,026
The Goldman Sachs Group, Inc. 11/04/2032 7.000%^
(ICE LIBOR USD 3 Month +0.770%)	1,000,000	1,002,965
HSBC USA, Inc. 01/30/2030 0.000%^(A)
(CME Term SOFR 3 Month +1.031610%)	145,000	144,304
M&T Bank Corp. Perpetual 9.194%	720,000	725,437
M&T Bank Corp. Perpetual 5.125%^
(CME Term SOFR 3 Month +3.871610%)	500,000	473,756
Morgan Stanley 03/31/2035 0.000%(A)	95,000	51,538
Morgan Stanley 08/28/2025 6.000%	500,000	495,770
Nationwide Financial Services 05/15/2037 6.750%^
(ICE LIBOR USD 3 Month +1.500%)	2,975,000	2,989,405
PNC Financial Services Group Perpetual 6.250%	1,500,000	1,461,705
Prudential Financial, Inc. 03/15/2054 6.500%	1,000,000	1,009,483
Truist Financial Corp. Perpetual 8.703%	1,750,000	1,760,579
Wells Fargo & Co. 11/14/2027 6.000%^
(ICE LIBOR USD 3 Month +3.102%)	5,000	4,994
		23,103,431
13.41% GOVERNMENT
Farm Credit Bank of Texas Perpetual 7.750%	1,500,000	1,506,855
Federal Agricultural Mortgage Corp. 09/11/2043 6.650%	5,000,000	5,009,340
Federal Farm Credit Bank 04/12/2032 5.840%	1,000,000	997,418
Federal Farm Credit Bank 04/26/2038 6.050%	900,000	900,001
Federal Farm Credit Bank 05/10/2038 6.100%	1,000,000	999,995
Federal Farm Credit Bank 07/26/2038 6.250%	250,000	250,001
Federal Home Loan Bank 01/26/2044 6.050%	2,000,000	1,997,394
		11,661,004
39.99% TOTAL BONDS		34,764,435

PHILOTIMO FOCUSED GROWTH AND INCOME FUND

Schedule of Investments

June 30, 2024 (unaudited)

		Shares	Value
0.95%	MONEY MARKET FUND
	Federated Government Obligations Fund 5.170%(B)	825,620	$825,620
99.99%	TOTAL INVESTMENTS		86,927,578
0.01%	Other assets, net of liabilities		6,062
100.00%	NET ASSETS		$86,933,640

^Rate is determined periodically. Rate shown is the rate as of June 30, 2024.

(A)Non-income producing

(B)Effective 7 day yield as of June 30, 2024.

A 144A Security is exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $1,026,070 and is 1.18% of the Fund's net assets.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of June 30, 2024:

	Level 1		Level 2	Level 3
			Other	Significant
			Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Total
COMMON STOCK		$49,712,523			$49,712,523
PREFERRED STOCK		$1,625,000			$1,625,000
DEBT SECURITIES		$34,764,435			$34,764,435
MONEY MARKET FUND		$825,620			$825,620
TOTAL INVESTMENTS		$86,927,578			$86,927,578

The cost of investments for Federal income tax purposes has been estimated a/o June 30, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $90,953,740, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,252,491
Gross unrealized depreciation	(8,278,653)
Net unrealized appreciation	$(4,026,162)